Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	324,053
Average number of options oustanding	812,167	459,645
Warrant to purchase of common stock	2,488,520